Indebtedness, Outstanding Debt Payment Schedule (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Dec. 29, 2013
Debt Instrument [Line Items]
2014	$ 500
2014	2,000	4,312
2015	2,000	5,813
2016	2,500	9,625
2017	1,500	10,031
2018	191,500	103,219
2019		50,000
LongTermDebt	200,000	183,000
Short-term debt	1,500	4,312
Remaining original issue discount	7,602	985
Long-term debt	190,898	177,703
Long Term Debt	$ 200,000	$ 183,000